Accumulated Other Comprehensive Loss (Components Of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]	$ (34.5)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	[1]	4.1	$ (9.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]	1.3	0.6
Total Comprehensive Income	[1]	5.4	(8.7)
Ending Balance	[1]	(27.0)	(34.5)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]	(16.6)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	[1]	(0.9)	0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]	1.1	1.0
Total Comprehensive Income	[1]	0.2	1.0
Ending Balance	[1]	(14.3)	(16.6)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]	(17.9)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	[1]	5.0	(9.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]	0.2	(0.4)
Total Comprehensive Income	[1]	5.2	(9.7)
Ending Balance	[1]	(12.7)	(17.9)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Comprehensive Income	[1]	2.1
Accumulated Defined Benefit Plans Adjustment Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Comprehensive Income	[1]	0.0
AOCI Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total Comprehensive Income	[1]	$ 2.1
Predecessor
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]		(25.8)	$ (35.1)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	[1]			6.5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]			2.8
Total Comprehensive Income	[1]			9.3
Ending Balance	[1]			(25.8)
Predecessor | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]		(17.6)	(18.7)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	[1]			0.0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]			1.1
Total Comprehensive Income	[1]			1.1
Ending Balance	[1]			(17.6)
Predecessor | Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	[1]		$ (8.2)	(16.4)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	[1]			6.5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]			1.7
Total Comprehensive Income	[1]			8.2
Ending Balance	[1]			$ (8.2)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.